Income Taxes - Significant Components of Deferred Tax Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets By Category [Abstract]
Basis difference in fixed assets	$ (105,007)	$ (50,121)
Unused capital allowances	341,540	276,644
Net operating losses	26,650	16,922
Share-based compensation	837	368
Gross deferred income tax assets	264,020	243,813
Valuation allowance	(264,020)	(243,813)
Net deferred income tax assets	$ 0	$ 0